Note 7 - Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2022
Notes Tables
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Commodity futures – financial liabilities, net	$(10,188,780)	$—	$—	$(10,188,780)
Total	$(10,188,780)	$—	$—	$(10,188,780)
Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Commodity futures – financial liabilities, net	$(7,407,400)	$—	$—	$(7,407,000)
Total	$(7,407,400)	$—	$—	$(7,407,000)